Capital stock and capital risk management - Additional Information (Detail) - USD ($)								12 Months Ended
	Apr. 26, 2022	Dec. 14, 2021	Jul. 25, 2019	Apr. 04, 2018	Dec. 18, 2017	Aug. 15, 2017	May 30, 2017	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 13, 2019	Mar. 22, 2018
Value of stock issued								$ 586,706,000	$ 659,400,000
Escrow deposit				$ 653,781,000
Payment for redemption	$ 23,840,000
Stock issuance cost				26,199,000
shares outstanding								88,629,879
Reduction of issued capital		$ 72,695						$ 72,695,000
Kensington Investments BV [Member]
Warrant exercise value											$ 55,000,000
Mexico [Member]
Stock issuance cost			$ 91,143,000
American Depository Shares [Member]
Shares issued			10,091,257
Treasury shares [member]
shares outstanding								40,162,362	40,940,953	41,658,735
Series A common shares [member]
Value of stock issued						$ 650,017,000
Shares issued			10,906,257			65,000,000
Stock issuance cost				$ 4,073,000		$ 9,988,000
Increase in variable capital					$ 1,000,000
Number of shares subscribed					100,000,000
Shares fully paid				9,500,000
Issue proceeds				$ 95,000,000
Additional Shares issued				500,000
Issue proceeds from additional shares				$ 5,000,000
Number of shares approved for incentive plans												8,750,000
shares outstanding								88,629,877	87,851,286	87,133,504
Series A common shares [member] | Kensington Investments BV [Member]
Shares issued											5,500,000
Warrants issued											5,000,000
Series A common shares [member] | Mexico [Member]
Shares issued			815,000
Exercise price			9.25%
Series A common shares [member] | American Depository Shares [Member]
Exercise price			9.25%
Series A Redeemable Common Shares [Member]
Percentage of redemption right exercised				31.29%
Number of shares redeemed				20,340,685
Value redeemed				$ 204,590,000
Payment for redemption				442,491,000
Shares redemption cost				6,700,000
Payment for deferred offering costs				$ 19,500,000
Series A private offering [member]
Issue of treasury shares								$ 778,591,000	$ 717,782,000	$ 317,932,000
shares outstanding								11,314,305
Series B common shares [member]
Increase in variable capital							$ 25,000
Par value per share							$ 0